ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

1.           ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as Fly High Holdings Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law of the Cayman Islands. In 2016, the Company changed its name to Fang Holdings Limited (formerly known as SouFun Holdings Limited). The accompanying consolidated financial statements include the financial statements of (i) Fang Holdings Limited (the “Company”), (ii) its subsidiaries located outside of the People’s Republic of China (the “PRC”) (the “non-PRC subsidiaries”), (iii) wholly foreign owned entities in the PRC (the “WOFEs”) and their subsidiaries, (iv) entities controlled through contractual arrangements (the “PRC Domestic Entities”) and (v) the PRC Domestic Entities’ subsidiaries. The Company, and where appropriate, the term “Company” also refers to its non-PRC subsidiaries, WOFEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as a whole.

The Company is principally engaged in the provision of marketing services, listing services, leads generation, financial services, value-added services and e-commerce services to the real estate and home furnishing industries in the PRC. Details of the Company’s major subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2019 were as follows:

	Date of	Place of
Company	Establishment	Establishment	Principal Activities

Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet")	December 17, 2003	PRC	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media")	November 28, 2002	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Network Technology Co., Ltd. ("SouFun Network")	March 16, 2006	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology")	March 14, 2006	PRC	Provision of marketing services, leads generation services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	December 21, 2006	PRC	Provision of marketing services and listing services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. ("Beijing Hong An")	November 15, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. ("Beijing TuoShi")	November 19, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. ("Beijing Yi Ran Ju Ke")	July 8, 2011	PRC	Provision of marketing services, rental services, leads generation services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. ("Beijing Hua Ju Tian Xia")	July 25, 2012	PRC	Provision of technology and information consultancy services

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

	Date of	Place of
Company	Establishment	Establishment	Principal Activities

Beijing Li Man Wan Jia Network Technology Co., Ltd. ("Beijing Li Man Wan Jia")	July 25, 2012	PRC	Provision of technology, leads generation and information consultancy services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. ("Shanghai JBT Real Estate Broking")	July 7, 2005	PRC	Provision of real estate agency services, marketing services and listing services

Tianjin Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., ("Hangzhou SouFun Network")	August 27, 2013	PRC	Provision of technology and information consultancy services

Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. ("Wuhan Yi Ran Ju Ke")	December 13, 2013	PRC	Provision of real estate agency services, leads generation services and real estate information services

Hangzhou Ji Ju Real Estate Agents Co., Ltd. ("Hanzhou Ji Ju")	December 23, 2013	PRC	Provision of real estate agency services and real estate information services

Fang Tian Xia Financial Information Service (Beijing) Ltd. (previously known as Beijing Tianxia Dai Information service Co., Ltd.)	April 9, 2014	PRC	Provision of finance information services

Shanghai SouFun Microfinance Co.,Ltd.("Shanghai SouFun Microfinance")	January 19, 2015	PRC	Provision of Microfinance services

Beihai Tian Xia Dai Microfinance Co., Ltd.("Beihai Tian Xia Dai Microfinance")	September 12, 2014	PRC	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	Operation and management of hotel, restaurant and other catering business

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

	Date of	Place of
Company	Establishment	Establishment	Principal Activities

Chongqing Tian Xia Dai Microfinance Co., Ltd ("Chongqing Tian Xia Dai Microfinance")	December 11, 2014	PRC	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co., Ltd. ("Tianjin Jia Tian Xia Microfinance")	December 5, 2014	PRC	Provision of microfinance services

Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd. (“Guangzhou Fang Tian Xia”)	March 9, 2015	PRC	Provision of real estate agency services

Beijing Cun Fang Real Estate Broking Co., Ltd. (“Beijing Cun Fang”)	April 7, 2015	PRC	Provision of real estate agency services

Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. (“Tianjin Fang Tian Xia”)	May 21, 2015	PRC	Provision of real estate agency services

Nanjing Cun Fang Real Estate Broking Co., Ltd. (“Nanjing Cun Fang”)	April 30, 2015	PRC	Provision of real estate agency services

	Date of	Place of
Company	Establishment	Establishment	Principal Activities

Nanchang Cun Fang Real Estate Broking Co., Ltd. (“Nanchang Cun Fang”)	June 3, 2015	PRC	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. (“Chongqing Fang Tian Xia”)	May 27, 2015	PRC	Provision of real estate agency services

Shanghai SouFun Fang Tian Xia Broking Co., Ltd. (“Shanghai Fang Tian Xia”)	April 16, 2015	PRC	Provision of real estate agency services

Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 4, 2015	PRC	Provision of technology and information consultancy services

Hong Kong Property Network Limited ("HK Property")	May 19, 2011	Hong Kong	Investment holding

Best Fang Holdings LLC	Aug 30, 2017	United States of America	Investment holding

Best Work Holdings (New York) LLC ("Best Work")	March 14, 2011	United States of America	Investment holding

In order to comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Company operates its websites and provides online marketing, listing and leads generation services in the PRC through its PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries.

The equity interests of the PRC Domestic Entities are legally held directly by Vincent Tianquan Mo, executive chairman of the board of directors, Richard Jiangong Dai, a director of the board who resigned from the board effective February 25, 2016, or Jianning Dai, general manager of the Company’s subsidiary. The effective control of the PRC Domestic Entities is held by the Company through two of its WOFEs, namely, SouFun Network and Jia Tian Xia Network Technology as a result of a series of contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities which arrangements and agreements contain similar provisions regarding obligations and rights of the Company and the PRC Domestic Entities (hereinafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities’ expected losses.

Therefore, the Company consolidates the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries in accordance with the United States of America Securities and Exchange Commission (“SEC”) Regulation S-X Article 3A‑02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

The following is a summary of the Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The WOFEs provide the following exclusive technical services to the PRC Domestic Entities: (i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and (ii) technical information technology system support to enable the PRC Domestic Entities to service the needs of its customers. The agreements can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, each PRC Domestic Entity and its legal shareholders have agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the PRC Domestic Entity without prior written consent from the WOFEs. In addition, the PRC Domestic Entities will appoint or remove their directors and executive officers based on instruction from the WOFEs. The agreements can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements and Exclusive Call Option Agreements

In order to secure the payment obligations of each PRC Domestic Entity under the exclusive technical consultancy and service agreements, the legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders shall not transfer the pledged ownership interests without the prior written consent from the WOFEs. The WOFEs are entitled to dividends and funds obtained through conversion, auction or sale of the ownership interests that the legal shareholders pledged to the WOFEs. The agreements can be extended at the sole discretion of the WOFEs.

The legal shareholders irrevocably appoint the WOFEs to act as proxy for the legal shareholders to exercise their respective rights as shareholders of the PRC Domestic Entities to attend shareholders’ meetings and cast votes. The agreements will remain valid until terminated upon written consent by the WOFEs, the PRC Domestic Entities and their legal shareholders or by their successors.

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

The legal shareholders granted the Company or any third party designated by the Company the exclusive right to acquire from the legal shareholders the whole or part of the respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The legal shareholders shall not sell, transfer or dispose of the equity interests in the PRC Domestic Entities without the prior written consent of the Company or any third party designated by the Company. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements. The Company does not have to make any additional payment to the legal shareholders. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements can be extended indefinitely at the sole discretion of the Company.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to contribute the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities to the WOFEs when permitted by applicable PRC laws and regulations. Any gains from the transfer shall be paid back to the WOFEs or any third party designated by the WOFEs. The legal shareholders shall repay the loan by means of transferring their respective equity interests in the PRC Domestic Entities to the WOFEs or any other person designated by the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the Company, the WOFEs, the PRC Domestic Entities and their legal shareholders entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the Company, the WOFEs, the PRC Domestic Entities and their legal shareholders. While these supplementary agreements were signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. Pursuant to the supplementary agreements:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;
•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;
•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;
•	the legal shareholders agree to remit any profits distributed from the PRC Domestic Entities to the Company upon request by the Company; and
•	the PRC Domestic Entities are obligated to transfer their entire retained earnings, after deduction of PRC income tax, to the WOFEs in the form of a donation upon the WOFEs’ request.

All of these provisions have been incorporated into the Contractual Agreements signed subsequent to March 2010.

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

Furthermore, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2013 to memorialize the following terms previously agreed between the WOFEs and the PRC Domestic Entities when the Exclusive Call Option Agreements were entered into:

•

the legal shareholders agreed to remit the purchase consideration received from the exercise of the exclusive right to acquire the equity interests in the PRC Domestic Entities to the WOFEs or any entity designated by the WOFEs.

This provision has been incorporated into the Contractual Agreements signed subsequent to March 2013.

Through the design of the aforementioned agreements, the legal shareholders of the PRC Domestic Entities effectively assigned their full voting rights to the WOFEs, which give the WOFEs the power to direct the activities that most significantly impact the PRC Domestic Entities’ economic performance. The WOFEs obtained the ability to approve decisions made by the PRC Domestic Entities and the ability to acquire the equity interests in the PRC Domestic Entities when permitted by PRC law. The WOFEs are obligated to absorb a majority of the expected losses from the PRC Domestic Entities’ activities through providing unlimited financial support to the PRC Domestic Entities and are entitled to receive a majority of profits from the PRC Domestic Entities through the exclusive technical consultancy and service fees. As a result, the Company, through the WOFEs, is the primary beneficiary of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation S-X Article 3A‑02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company’s financial statements.

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows were as follows:

	As of December 31,
	2018	2019
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	34,004	13,670
Restricted cash, current	214,876	217,951
Short-term investments	5,586	—
Accounts receivable (net of allowance of US$12,913 and US$10,978 as of December 31, 2018 and 2019, respectively)	25,910	40,836
Funds receivable	5,124	8,182
Prepayments and other current assets	25,384	27,644
Commitment deposits	191	188
Total current assets	311,075	308,471

Non-current assets:
Property and equipment, net	358,432	342,146
Land use rights	32,428	—
Deferred tax assets	2	2,442
Deposits for non-current assets	95	265
Long-term investments	273,340	219,201
Restricted cash, non-current portion	—	35,363
Other non-current assets	1,815	32,972
Total non-current assets	666,112	632,389
Total assets	977,187	940,860

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

	As of December 31,
	2018	2019
	US$	US$
Current liabilities:
Short-term loans and current portion of long-term loans	76,267	70,215
Deferred revenue	32,816	32,254
Accrued expenses and other liabilities	36,266	54,543
Customer’s refundable fees	3,274	2,209
Income tax payable	1,982	305
Amounts due to related parties	—	10,253
Intercompany payable to the non PRC Domestic Entities	445,556	408,775
Total current liabilities	596,161	578,554

Non-current liabilities:
Long-term loans, less current portion	44,891	46,525
Deferred tax liabilities	10,488	656
Other non-current liabilities	51,144	64,456
Total non-current liabilities	106,523	111,637
Total liabilities	702,684	690,191
Net assets	274,503	250,669

Intercompany payable to the non PRC Domestic Entities represents the amounts due to the WOFE and its wholly-owned subsidiaries, which are eliminated upon consolidation.

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Total revenues	91,087	89,111	102,383
Net loss	(6,484)	(79,229)	(23,543)

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Net cash generated from operating activities	122,327	26,241	29,288
Net cash used in investing activities	(99,946)	(9,851)	(3,991)
Net cash (used in) generated from financing activities	8,565	(25,220)	(2,904)

As of December 31, 2019, except for the restricted cash, current of US$215,450, accounts receivable of US$324, restricted cash, non-current portion of US$35,363 and property and equipment of US$339,407, which are all pledged to secure bank borrowings (Note 11),  there was no other pledge or collateralization of the assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries.

1.           ORGANIZATION AND BASIS OF PRESENTATION (continued)

Creditors of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have no recourse to the general credit of their respective primary beneficiary. The amounts of liabilities of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have been parenthetically presented on the consolidated balance sheets. The PRC Domestic Entities held certain registered copyrights, trademarks and registered domain names, which are used for the Company’s business operations. All of these revenue-producing assets were internally developed, for which the Company did not incur significant development costs. There were no other assets of the PRC Domestic Entities or the PRC Domestic Entities’ subsidiaries that can only be used to settle their own obligations except for accounts receivable of US$324, restricted cash-  noncurrent portion of US$1,433 and property and equipment of US$339,407 pledged to secure bank borrowings.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the United States generally accepted accounting principles (“U.S. GAAP”).

On June 11, 2019, the Company completed the separation and distribution of its real estate information, analytics and marketplace services business into a separate, independent public company, CIH. The spin-off was completed by way of distribution to Fang's stockholders of all of the then issued and outstanding shares of common stock of CIH on the basis of one share of CIH common stock for every one share of Fang common stock held as of the close of business on May 28, 2019 (the record date for the distribution). As a result of the distribution, CIH is now an independent public company, and its common stock is listed under the symbol "CIH" on the Nasdaq Global Market. The separation represented a strategic shift that has a major effect on Fang's operations and financial results. As a result, the business operated by CIH has been reclassified as discontinued operations. For the periods presented, the assets and liabilities of the discontinued operations are presented separately on the consolidated balance sheets, and the results of the discontinued operations, less income taxes, are reported as income from discontinued operations, on the consolidated statements of comprehensive income (loss). See note 2-Discontinued Operations and note 15.